Annual Report December 31, 1999
================================================================================


Oppenheimer
LifeSpan
Balanced Portfolio
A Series of Panorama Series Fund, Inc.




                                                  [Logo] OppenheimerFunds(R)
                                                         The Right Way to Invest

--------------------------------------------------------------------------------
Statement of Investments  December 31, 1999
--------------------------------------------------------------------------------

                                                                                                           Market Value
                                                                                                 Shares    Note 1
====================================================================================================================
Common Stocks--60.0%
--------------------------------------------------------------------------------------------------------------------
Basic Materials--1.7%
--------------------------------------------------------------------------------------------------------------------
Chemicals--0.7%
Dexter Corp.                                                                                      4,700     $186,825
--------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                                  1,100      146,987
--------------------------------------------------------------------------------------------------------------------
Ethyl Corp.                                                                                      14,400       56,700
--------------------------------------------------------------------------------------------------------------------
Fuji Photo Film Co.                                                                               4,000      145,945
--------------------------------------------------------------------------------------------------------------------
IMC Global, Inc.                                                                                  2,834       46,407
--------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                                                   2,100       85,444
                                                                                                            --------
                                                                                                             668,308
--------------------------------------------------------------------------------------------------------------------
Metals--0.3%
Broken Hill Proprietary Co. Ltd.(1)                                                              14,000      183,969
--------------------------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                                                        3,600       98,775
                                                                                                            --------
                                                                                                             282,744
--------------------------------------------------------------------------------------------------------------------
Paper--0.7%
Buhrmann NV                                                                                      10,000      150,457
--------------------------------------------------------------------------------------------------------------------
Georgia Pacific Group                                                                             1,500       76,125
--------------------------------------------------------------------------------------------------------------------
Georgia Pacific Group/Timber Group                                                                2,300       56,637
--------------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                                           2,600       37,050
--------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co.                                                                                  4,400      315,975
                                                                                                            --------
                                                                                                             636,244
--------------------------------------------------------------------------------------------------------------------
Capital Goods--7.9%
--------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--0.7%
General Dynamics Corp.                                                                           10,600      559,150
--------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                            3,000      162,187
                                                                                                            --------
                                                                                                             721,337
--------------------------------------------------------------------------------------------------------------------
Electrical Equipment--0.9%
Amphenol Corp., Cl. A(1)                                                                          2,300      153,094
--------------------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc.(1)                                                             1,400       40,600
--------------------------------------------------------------------------------------------------------------------
Kemet Corp.(1)                                                                                    4,300      193,769
--------------------------------------------------------------------------------------------------------------------
Power Integrations, Inc.(1)                                                                       4,400      210,925
--------------------------------------------------------------------------------------------------------------------
Rockwell International Corp.                                                                        800       38,300
--------------------------------------------------------------------------------------------------------------------
SPX Corp.(1)                                                                                      2,300      185,869
                                                                                                            --------
                                                                                                             822,557
--------------------------------------------------------------------------------------------------------------------
Industrial Services--2.8%
Capita Group plc                                                                                 16,000      290,790
--------------------------------------------------------------------------------------------------------------------
Forrester Research, Inc.(1)                                                                       3,400      234,175
--------------------------------------------------------------------------------------------------------------------
Hays plc                                                                                         20,000      318,577
--------------------------------------------------------------------------------------------------------------------
Mobile Mini, Inc.(1)                                                                              5,000      107,500
--------------------------------------------------------------------------------------------------------------------
New England Business Service, Inc.                                                                5,300      129,519
--------------------------------------------------------------------------------------------------------------------
Professional Detailing, Inc.(1)                                                                   4,100      122,744
--------------------------------------------------------------------------------------------------------------------
Quanta Services, Inc.(1)                                                                          3,100       87,575
--------------------------------------------------------------------------------------------------------------------
Secom Co. Ltd.                                                                                    4,000      440,184
--------------------------------------------------------------------------------------------------------------------
Securitas AB, B Shares                                                                            8,950      161,953

2                         LifeSpan Balanced Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                           Market Value
                                                                                                 Shares    Note 1
-----------------------------------------------------------------------------------------------------------------------
Industrial Services (continued)
Source Information Management Co. (The)(1)                                                        6,300      $  105,525
-----------------------------------------------------------------------------------------------------------------------
Tetra Tech, Inc.(1)                                                                               7,508         115,435
-----------------------------------------------------------------------------------------------------------------------
United Rentals, Inc.(1)                                                                           5,000          85,625
-----------------------------------------------------------------------------------------------------------------------
Valassis Communications, Inc.(1)                                                                  1,200          50,700
-----------------------------------------------------------------------------------------------------------------------
Waste Connections, Inc.(1)                                                                        5,500          79,406
-----------------------------------------------------------------------------------------------------------------------
Whittman-Hart, Inc.(1)                                                                            4,100         219,862
-----------------------------------------------------------------------------------------------------------------------
Zomax, Inc.(1)                                                                                    3,800         171,950
                                                                                                             ----------
                                                                                                              2,721,520
-----------------------------------------------------------------------------------------------------------------------
Manufacturing--3.5%
Asyst Technologies, Inc.(1)                                                                       4,700         308,144
-----------------------------------------------------------------------------------------------------------------------
Atlas Copco AB, B Shares                                                                          5,142         146,215
-----------------------------------------------------------------------------------------------------------------------
Avery-Dennison Corp.                                                                                800          58,300
-----------------------------------------------------------------------------------------------------------------------
Ball Corp.                                                                                          800          31,500
-----------------------------------------------------------------------------------------------------------------------
BBA Group plc                                                                                    21,000         169,628
-----------------------------------------------------------------------------------------------------------------------
Brambles Industries Ltd.                                                                          5,000         138,374
-----------------------------------------------------------------------------------------------------------------------
Briggs & Stratton Corp.                                                                           1,800          96,525
-----------------------------------------------------------------------------------------------------------------------
Cooper Industries, Inc.                                                                           1,700          68,744
-----------------------------------------------------------------------------------------------------------------------
Crane Co.                                                                                         2,200          43,725
-----------------------------------------------------------------------------------------------------------------------
Dover Corp.                                                                                       2,400         108,900
-----------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                         500          36,312
-----------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                                     4,237         244,422
-----------------------------------------------------------------------------------------------------------------------
Mannesmann AG                                                                                     1,950         474,920
-----------------------------------------------------------------------------------------------------------------------
Miller (Herman), Inc.                                                                             1,900          43,700
-----------------------------------------------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.                                                              3,700         362,137
-----------------------------------------------------------------------------------------------------------------------
NetOptix Corp.(1)                                                                                 3,800         253,650
-----------------------------------------------------------------------------------------------------------------------
Parker-Hannifin Corp.                                                                             1,300          66,706
-----------------------------------------------------------------------------------------------------------------------
PRI Automation, Inc.(1)                                                                           4,000         268,500
-----------------------------------------------------------------------------------------------------------------------
RadiSys Corp.(1)                                                                                  4,200         214,200
-----------------------------------------------------------------------------------------------------------------------
ROHN Industries, Inc.(1)                                                                         12,000          34,500
-----------------------------------------------------------------------------------------------------------------------
Textron, Inc.                                                                                       900          69,019
-----------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                         2,800         182,000
                                                                                                             ----------
                                                                                                              3,420,121
-----------------------------------------------------------------------------------------------------------------------
Communication Services--5.8%
-----------------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--3.6%
ADC Telecommunications, Inc.(1)                                                                   1,000          72,562
-----------------------------------------------------------------------------------------------------------------------
ALLTELL Corp.                                                                                     7,100         587,081
-----------------------------------------------------------------------------------------------------------------------
Asia Satellite Telecommunications Holdings Ltd.                                                  60,000         189,490
-----------------------------------------------------------------------------------------------------------------------
AT&T Corp.                                                                                        4,300         218,225
-----------------------------------------------------------------------------------------------------------------------
China Telecom (Hong Kong) Ltd.(1)                                                                50,000         312,600
-----------------------------------------------------------------------------------------------------------------------
Ericsson LM, B Shares                                                                             6,000         385,641
-----------------------------------------------------------------------------------------------------------------------
Globix Corp., Restricted(1)                                                                         352          17,688
-----------------------------------------------------------------------------------------------------------------------
KPN NV                                                                                            2,700         263,304
-----------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.(1)                                                              1,300          54,112


                          LifeSpan Balanced Portfolio                          3

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                           Market Value
                                                                                                 Shares    Note 1
-----------------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance (continued)
Matsushita Communication Industrial Co.                                                           2,000      $  528,221
-----------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., Cl. B(1)                                                      1,072          35,242
-----------------------------------------------------------------------------------------------------------------------
Nippon Comsys Corp.                                                                               9,000         186,638
-----------------------------------------------------------------------------------------------------------------------
Nokia Oyj                                                                                         2,400         434,765
-----------------------------------------------------------------------------------------------------------------------
Tut Systems, Inc.(1)                                                                              2,800         150,150
                                                                                                             ----------
                                                                                                              3,435,719
-----------------------------------------------------------------------------------------------------------------------
Telephone Utilities--1.1%
BellSouth Corp.                                                                                   6,000         280,875
-----------------------------------------------------------------------------------------------------------------------
Energis plc(1)                                                                                    5,000         240,225
-----------------------------------------------------------------------------------------------------------------------
Hellenic Telecommunication Organization SA                                                        6,400         152,088
-----------------------------------------------------------------------------------------------------------------------
Telefonica SA(1)                                                                                 14,323         357,484
                                                                                                             ----------
                                                                                                              1,030,672
-----------------------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--1.1%
NTT Mobile Communications Network, Inc.                                                              12         461,313
-----------------------------------------------------------------------------------------------------------------------
Price Communications Corp.                                                                       12,360         343,762
-----------------------------------------------------------------------------------------------------------------------
Proxim, Inc.(1)                                                                                   2,500         275,000
                                                                                                             ----------
                                                                                                              1,080,075
-----------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--5.7%
-----------------------------------------------------------------------------------------------------------------------
Autos & Housing--1.2%
Bridgestone Corp.                                                                                 7,000         154,064
-----------------------------------------------------------------------------------------------------------------------
Cheung Kong (Holdings) Ltd.(1)                                                                   11,000         139,738
-----------------------------------------------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                                                          1,800          28,012
-----------------------------------------------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                                                                       1,500          48,094
-----------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc.                                                                              1,200          39,675
-----------------------------------------------------------------------------------------------------------------------
Genuine Parts Co.                                                                                 5,600         138,950
-----------------------------------------------------------------------------------------------------------------------
Lafarge SA                                                                                        1,700         197,778
-----------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                       2,900          73,587
-----------------------------------------------------------------------------------------------------------------------
Overseas Union Enterprise Ltd.                                                                   17,500          58,841
-----------------------------------------------------------------------------------------------------------------------
Stanley Works (The)                                                                               7,000         210,875
-----------------------------------------------------------------------------------------------------------------------
USG Corp.                                                                                           800          37,700
-----------------------------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                                              1,400          55,912
                                                                                                             ----------
                                                                                                              1,183,226
-----------------------------------------------------------------------------------------------------------------------
Consumer Services--0.1%
Harte-Hanks, Inc.                                                                                 1,200          26,100
-----------------------------------------------------------------------------------------------------------------------
Young & Rubicam, Inc.                                                                             1,100          77,825
                                                                                                             ----------
                                                                                                                103,925
-----------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--0.1%
MGM Grand, Inc.                                                                                     800          40,250
-----------------------------------------------------------------------------------------------------------------------
Mirage Resorts, Inc.(1)                                                                           4,400          67,375
                                                                                                             ----------
                                                                                                                107,625


4                         LifeSpan Balanced Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                           Market Value
                                                                                                 Shares    Note 1
-----------------------------------------------------------------------------------------------------------------------
Media--1.2%
Central Newspapers, Inc., Cl. A                                                                     900      $   35,437
-----------------------------------------------------------------------------------------------------------------------
Deluxe Corp.                                                                                      4,800         131,700
-----------------------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                                                 2,200         179,437
-----------------------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                                                               1,300          77,350
-----------------------------------------------------------------------------------------------------------------------
Modern Times Group, Cl. B(1)                                                                      3,500         173,550
-----------------------------------------------------------------------------------------------------------------------
Tweeter Home Entertainment Group, Inc.                                                            7,000         248,500
-----------------------------------------------------------------------------------------------------------------------
VNU-Verenigde Nederlandse Uitgeverbedrijven Verenigd Bezit                                        5,000         262,570
                                                                                                             ----------
                                                                                                              1,108,544
-----------------------------------------------------------------------------------------------------------------------
Retail: General--0.8%
Family Dollar Stores, Inc.                                                                        2,000          32,625
-----------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.(1)                                                              2,600         131,462
-----------------------------------------------------------------------------------------------------------------------
Ito-Yokado Co. Ltd.                                                                               2,000         217,157
-----------------------------------------------------------------------------------------------------------------------
May Department Stores Co.                                                                         1,200          38,700
-----------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                                   1,800          47,137
-----------------------------------------------------------------------------------------------------------------------
Pinault-Printemps-Redoute SA                                                                      1,000         263,677
                                                                                                             ----------
                                                                                                                730,758
-----------------------------------------------------------------------------------------------------------------------
Retail: Specialty--1.9%
Ann Taylor Stores Corp.(1)                                                                        2,800          96,425
-----------------------------------------------------------------------------------------------------------------------
Brown Shoe Co., Inc.                                                                              7,900         111,587
-----------------------------------------------------------------------------------------------------------------------
Circuit City Stores-Circuit City Group                                                            2,300         103,644
-----------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                         3,200         147,200
-----------------------------------------------------------------------------------------------------------------------
Insight Enterprises, Inc.(1)                                                                      6,362         258,456
-----------------------------------------------------------------------------------------------------------------------
Kingfisher plc                                                                                   14,000         155,379
-----------------------------------------------------------------------------------------------------------------------
Pacific Sunware of California, Inc(1)                                                             4,000         127,500
-----------------------------------------------------------------------------------------------------------------------
PC Connection, Inc.(1)                                                                            6,700         231,150
-----------------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                                                 1,900          34,081
-----------------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                                              8,000         168,000
-----------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                    1,000          20,437
-----------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc.(1)                                                                         5,200         151,450
-----------------------------------------------------------------------------------------------------------------------
Whitehall Jewellers, Inc.                                                                         5,400         199,125
                                                                                                             ----------
                                                                                                              1,804,434
-----------------------------------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.4%
bebe stores, inc.(1)                                                                              4,400         118,800
-----------------------------------------------------------------------------------------------------------------------
Jones Apparel Group, Inc.(1)                                                                      3,100          84,087
-----------------------------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                                               1,100          41,387
-----------------------------------------------------------------------------------------------------------------------
Shaw Industries, Inc.                                                                             4,600          71,012
-----------------------------------------------------------------------------------------------------------------------
WestPoint Stevens, Inc.                                                                           1,300          22,750
                                                                                                             ----------
                                                                                                                338,036
-----------------------------------------------------------------------------------------------------------------------
Consumer Staples--2.8%
-----------------------------------------------------------------------------------------------------------------------
Beverages--0.3%
Adolph Coors Co., Cl. B                                                                           1,000          52,500
-----------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                                         2,800         198,450
                                                                                                             ----------
                                                                                                                250,950


                          LifeSpan Balanced Portfolio                          5

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                           Market Value
                                                                                                 Shares    Note 1
--------------------------------------------------------------------------------------------------------------------
Broadcasting--0.2%
Citadel Communications Corp.(1)                                                                   3,600     $233,550
--------------------------------------------------------------------------------------------------------------------
Entertainment--0.3%
Brinker International, Inc.(1)                                                                    1,400       33,600
--------------------------------------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                                                          1,300       23,562
--------------------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(1)                                                                6,600      164,175
--------------------------------------------------------------------------------------------------------------------
Piccadilly Cafeterias, Inc.                                                                       8,000       32,000
--------------------------------------------------------------------------------------------------------------------
Shaw Brothers (Hong Kong) Ltd.                                                                   65,000       75,674
                                                                                                            --------
                                                                                                             329,011
--------------------------------------------------------------------------------------------------------------------
Food--0.5%
Flowers Industries, Inc.                                                                          2,900       46,219
--------------------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co.                                                                                  1,400       55,737
--------------------------------------------------------------------------------------------------------------------
Hormel Foods Corp.                                                                                  300       12,187
--------------------------------------------------------------------------------------------------------------------
IBP, Inc.                                                                                         3,600       64,800
--------------------------------------------------------------------------------------------------------------------
International Home Foods, Inc.(1)                                                                 2,500       43,437
--------------------------------------------------------------------------------------------------------------------
Keebler Foods Co.(1)                                                                              1,300       36,562
--------------------------------------------------------------------------------------------------------------------
Kerry Group plc, Cl. A                                                                            9,000      107,785
--------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                                    4,800      105,900
                                                                                                            --------
                                                                                                             472,627
--------------------------------------------------------------------------------------------------------------------
Food & Drug Retailers--0.8%
Albertson's, Inc.                                                                                 1,700       54,825
--------------------------------------------------------------------------------------------------------------------
Colruyt NV                                                                                        3,000      172,094
--------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc., Cl. A(1)                                                                   2,500      160,000
--------------------------------------------------------------------------------------------------------------------
Koninklijke Ahold NV                                                                              6,000      177,469
--------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                                                   5,600      112,000
--------------------------------------------------------------------------------------------------------------------
William Morrison Supermarkets plc                                                                66,000      141,809
                                                                                                            --------
                                                                                                             818,197
--------------------------------------------------------------------------------------------------------------------
Household Goods--0.6%
Blyth Industries, Inc.(1)                                                                         3,600       88,425
--------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                              6,000      391,500
--------------------------------------------------------------------------------------------------------------------
L'OREAL                                                                                             150      120,240
                                                                                                            --------
                                                                                                             600,165
--------------------------------------------------------------------------------------------------------------------
Tobacco--0.1%
UST, Inc.                                                                                         4,700      118,381
--------------------------------------------------------------------------------------------------------------------
Energy--3.2%
--------------------------------------------------------------------------------------------------------------------
Energy Services--0.1%
Anadarko Petroleum Corp.                                                                            800       27,300
--------------------------------------------------------------------------------------------------------------------
ENSCO International, Inc.                                                                         2,300       52,612
--------------------------------------------------------------------------------------------------------------------
Global Marine, Inc.(1)                                                                            2,800       46,550
                                                                                                            --------
                                                                                                             126,462

6                         LifeSpan Balanced Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                           Market Value
                                                                                                 Shares    Note 1
-----------------------------------------------------------------------------------------------------------------------
Oil: Domestic--1.9%
Apache Corp.                                                                                      1,200      $   44,325
-----------------------------------------------------------------------------------------------------------------------
Atlantic Richfield Co.                                                                            2,800         242,200
-----------------------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                                        1,000          33,063
-----------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                     2,800         242,550
-----------------------------------------------------------------------------------------------------------------------
Conoco, Inc., Cl. A                                                                               2,300          56,925
-----------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                10,092         813,037
-----------------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                                                  3,100         177,863
-----------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                        5,400         116,775
-----------------------------------------------------------------------------------------------------------------------
Texaco, Inc.                                                                                      2,200         119,488
                                                                                                             ----------
                                                                                                              1,846,226
-----------------------------------------------------------------------------------------------------------------------
Oil: International--1.2%
Abraxas Petroleum Corp.(1)                                                                        5,961           5,588
-----------------------------------------------------------------------------------------------------------------------
BP Amoco plc, ADR                                                                                 7,770         460,858
-----------------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum Co., NY Shares                                                              2,400         145,050
-----------------------------------------------------------------------------------------------------------------------
Shell Transport & Trading Co. plc                                                                34,000         282,600
-----------------------------------------------------------------------------------------------------------------------
Total Fina SA, Sponsored ADR                                                                      1,100          76,175
-----------------------------------------------------------------------------------------------------------------------
Total SA, B Shares                                                                                1,700         226,692
                                                                                                             ----------
                                                                                                              1,196,963
-----------------------------------------------------------------------------------------------------------------------
Financial--8.3%
-----------------------------------------------------------------------------------------------------------------------
Banks--2.6%
Argentaria SA                                                                                     6,000         140,876
-----------------------------------------------------------------------------------------------------------------------
Banca Poplare di Brescia                                                                          3,000         265,237
-----------------------------------------------------------------------------------------------------------------------
Banco Popular Espanol SA                                                                          1,800         117,296
-----------------------------------------------------------------------------------------------------------------------
Bank of Scotland                                                                                 13,000         151,001
-----------------------------------------------------------------------------------------------------------------------
Banque Nationale de Paris                                                                         1,800         165,935
-----------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp.                                                                             2,500         194,219
-----------------------------------------------------------------------------------------------------------------------
DePfa Deutsche Pfandbriefbank AG (DePfa-Bank)                                                     2,200         162,203
-----------------------------------------------------------------------------------------------------------------------
First Union Corp.                                                                                 1,200          39,375
-----------------------------------------------------------------------------------------------------------------------
Fuji Bank Ltd. (The)                                                                             16,000         155,414
-----------------------------------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                                             14,000         175,169
-----------------------------------------------------------------------------------------------------------------------
Nordbanken Holding AB(1)                                                                         25,000         142,154
-----------------------------------------------------------------------------------------------------------------------
Overseas Union Bank Ltd.                                                                         18,272         106,966
-----------------------------------------------------------------------------------------------------------------------
Roslyn Bancorp, Inc.                                                                              1,600          29,600
-----------------------------------------------------------------------------------------------------------------------
Sanwa Bank Ltd. (The)                                                                            11,000         133,747
-----------------------------------------------------------------------------------------------------------------------
UnionBanCal Corp.                                                                                 4,700         185,356
-----------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                                    1,900         129,200
-----------------------------------------------------------------------------------------------------------------------
Wells Fargo Co.                                                                                   4,400         177,925
                                                                                                             ----------
                                                                                                              2,471,673
-----------------------------------------------------------------------------------------------------------------------
Diversified Financial--2.1%
AMBAC Financial Group, Inc.                                                                       1,500          78,281
-----------------------------------------------------------------------------------------------------------------------
Cattles plc                                                                                      30,000         158,481
-----------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                   5,800         322,263
-----------------------------------------------------------------------------------------------------------------------
Credit Saison Co. Ltd.                                                                            6,700         116,659

                          LifeSpan Balanced Portfolio                          7

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                           Market Value
                                                                                                 Shares    Note 1
-----------------------------------------------------------------------------------------------------------------------
Diversified Financial (continued)
Goldman Sachs Group, Inc. (The)                                                                     600      $   56,513
-----------------------------------------------------------------------------------------------------------------------
ING Groep NV                                                                                      2,500         150,809
-----------------------------------------------------------------------------------------------------------------------
Lend Lease Corp. Ltd.                                                                            11,000         154,224
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                                                                    600          85,650
-----------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A                                                        1,800          50,288
-----------------------------------------------------------------------------------------------------------------------
NCO Group, Inc.(1)                                                                                3,900         117,488
-----------------------------------------------------------------------------------------------------------------------
Nomura Securities Co. Ltd.(1)                                                                    14,000         252,666
-----------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                                             1,100          53,694
-----------------------------------------------------------------------------------------------------------------------
Promise Co. Ltd.                                                                                  3,400         172,943
-----------------------------------------------------------------------------------------------------------------------
Reckson Associates Realty Corp., Cl. B                                                            3,211          73,050
-----------------------------------------------------------------------------------------------------------------------
Senior Housing Properties Trust                                                                     730           9,079
-----------------------------------------------------------------------------------------------------------------------
Swire Pacific Ltd., Cl. B                                                                       200,000         176,240
                                                                                                             ----------
                                                                                                              2,028,328
-----------------------------------------------------------------------------------------------------------------------
Insurance--3.1%
ACE Ltd.                                                                                          2,900          48,394
-----------------------------------------------------------------------------------------------------------------------
Advance Paradigm, Inc.(1)                                                                         6,200         133,688
-----------------------------------------------------------------------------------------------------------------------
Aegon NV                                                                                          2,010         191,955
-----------------------------------------------------------------------------------------------------------------------
AEGON NV                                                                                          1,600         154,422
-----------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                    2,200          52,800
-----------------------------------------------------------------------------------------------------------------------
American General Corp.                                                                            3,200         242,800
-----------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                                  875          94,609
-----------------------------------------------------------------------------------------------------------------------
AXA Financial, Inc.                                                                               4,800         162,600
-----------------------------------------------------------------------------------------------------------------------
AXA SA                                                                                            1,300         181,071
-----------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                       2,500         140,781
-----------------------------------------------------------------------------------------------------------------------
Cigna Corp.                                                                                       1,700         136,956
-----------------------------------------------------------------------------------------------------------------------
Conseco, Inc.                                                                                     2,300          41,113
-----------------------------------------------------------------------------------------------------------------------
Hartford Life, Inc., Cl. A                                                                          900          39,600
-----------------------------------------------------------------------------------------------------------------------
HSB Group, Inc.                                                                                   3,750         126,797
-----------------------------------------------------------------------------------------------------------------------
Irish Life & Permanent plc                                                                        9,127          86,343
-----------------------------------------------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                                                             4,300         293,475
-----------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                            7,500         300,000
-----------------------------------------------------------------------------------------------------------------------
Manulife Financial Corp.(1)                                                                       2,700          34,256
-----------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                                                         500          47,844
-----------------------------------------------------------------------------------------------------------------------
Radian Group, Inc.                                                                                1,200          57,300
-----------------------------------------------------------------------------------------------------------------------
St. Paul Cos., Inc.                                                                               2,400          80,850
-----------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., Cl. A                                                          2,550          87,338
-----------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                                            5,600         290,500
                                                                                                             ----------
                                                                                                              3,025,492
-----------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts--0.5%
Camden Property Trust                                                                             5,400         147,825
-----------------------------------------------------------------------------------------------------------------------
Cornerstone Properties, Inc.                                                                      9,500         138,938


8                         LifeSpan Balanced Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                           Market Value
                                                                                                 Shares    Note 1
-----------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (continued)
Healthcare Realty Trust, Inc.                                                                     5,366      $   83,844
-----------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust                                                                             7,300          65,700
-----------------------------------------------------------------------------------------------------------------------
Meditrust Corp., Paired Stock                                                                     4,325          23,788
                                                                                                             ----------
                                                                                                                460,095
-----------------------------------------------------------------------------------------------------------------------
Savings & Loans--0.0%
Greenpoint Financial Corp.                                                                        1,100          26,194
-----------------------------------------------------------------------------------------------------------------------
Healthcare--4.0%
-----------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--2.4%
Celgene Corp.(1)                                                                                  3,700         259,000
-----------------------------------------------------------------------------------------------------------------------
Fresenius AG, Preference                                                                            800         146,532
-----------------------------------------------------------------------------------------------------------------------
Gedeon Richter Ltd., GDR(3)                                                                       2,000         131,000
-----------------------------------------------------------------------------------------------------------------------
Glaxo Wellcome plc                                                                                5,000         141,356
-----------------------------------------------------------------------------------------------------------------------
Invitrogen Corp.(1)                                                                               2,200         132,000
-----------------------------------------------------------------------------------------------------------------------
Jones Pharma, Inc.                                                                                4,650         201,984
-----------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc.(1)                                                                     7,150         400,847
-----------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                                         100         147,016
-----------------------------------------------------------------------------------------------------------------------
Noven Pharmaceuticals, Inc.(1)                                                                    7,800         141,375
-----------------------------------------------------------------------------------------------------------------------
Sanofi-Synthelabo SA(1)                                                                           4,800         199,702
-----------------------------------------------------------------------------------------------------------------------
Schering AG                                                                                       1,000         121,623
-----------------------------------------------------------------------------------------------------------------------
SmithKline Beecham plc                                                                           15,000         191,437
-----------------------------------------------------------------------------------------------------------------------
Takeda Chemical Industries Ltd.                                                                   3,000         148,195
                                                                                                             ----------
                                                                                                              2,362,067
-----------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--1.6%
ArthroCare Corp.(1)                                                                               5,900         359,900
-----------------------------------------------------------------------------------------------------------------------
Luxottica Group SpA, Sponsored ADR                                                               10,000         175,625
-----------------------------------------------------------------------------------------------------------------------
Molecular Devices Corp.(1)                                                                        4,300         223,600
-----------------------------------------------------------------------------------------------------------------------
Seton School Healthcare Group plc                                                                14,000         177,374
-----------------------------------------------------------------------------------------------------------------------
Terumo Corp.                                                                                      9,000         240,340
-----------------------------------------------------------------------------------------------------------------------
United Healthcare Corp.                                                                           1,800          95,625
-----------------------------------------------------------------------------------------------------------------------
WellPoint Health Networks, Inc.(1)                                                                1,500          98,906
-----------------------------------------------------------------------------------------------------------------------
Zoll Medical Corp.(1)                                                                             4,000         152,750
                                                                                                             ----------
                                                                                                              1,524,120
-----------------------------------------------------------------------------------------------------------------------
Technology--16.7%
-----------------------------------------------------------------------------------------------------------------------
Computer Hardware--1.4%
Apple Computer, Inc.(1)                                                                           1,600         164,500
-----------------------------------------------------------------------------------------------------------------------
Digital Lightwave, Inc.(1)                                                                        2,600         166,400
-----------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                                 500          56,969
-----------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                             2,200         237,600
-----------------------------------------------------------------------------------------------------------------------
Lexmark International Group, Inc., Cl. A(1)                                                       2,800         253,400
-----------------------------------------------------------------------------------------------------------------------
SanDisk Corp.(1)                                                                                  3,000         288,750
-----------------------------------------------------------------------------------------------------------------------
Silicon Storage Technology, Inc.(1)                                                               5,000         206,250
                                                                                                             ----------
                                                                                                              1,373,869


                          LifeSpan Balanced Portfolio                          9

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                           Market Value
                                                                                                 Shares    Note 1
-----------------------------------------------------------------------------------------------------------------------
Computer Services--3.7%
Applied Micro Circuits Corp.(1)                                                                   1,800      $  229,050
-----------------------------------------------------------------------------------------------------------------------
Crossroads Systems, Inc. (1)                                                                      1,200         101,400
-----------------------------------------------------------------------------------------------------------------------
Diamond Technology Partners, Inc. (1)                                                             5,300         455,469
-----------------------------------------------------------------------------------------------------------------------
Emulex Corp. (1)                                                                                  2,800         315,000
-----------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                                  3,600         177,525
-----------------------------------------------------------------------------------------------------------------------
Getronics NV                                                                                      4,000         318,827
-----------------------------------------------------------------------------------------------------------------------
Intraware, Inc. (1)                                                                               4,400         351,725
-----------------------------------------------------------------------------------------------------------------------
MedQuist, Inc. (1)                                                                                4,900         126,481
-----------------------------------------------------------------------------------------------------------------------
Proxicom, Inc. (1)                                                                                2,400         298,350
-----------------------------------------------------------------------------------------------------------------------
QRS Corp. (1)                                                                                     2,100         220,500
-----------------------------------------------------------------------------------------------------------------------
Titan Corp. (The) (1)                                                                             4,000         188,500
-----------------------------------------------------------------------------------------------------------------------
USinternetworking, Inc. (1)                                                                       3,000         209,625
-----------------------------------------------------------------------------------------------------------------------
USWeb Corp. (1)                                                                                   2,700         119,981
-----------------------------------------------------------------------------------------------------------------------
Viant Corp. (1)                                                                                   2,500         247,500
-----------------------------------------------------------------------------------------------------------------------
WebTrends Corp. (1)                                                                               2,300         186,300
                                                                                                             ----------
                                                                                                              3,546,233
-----------------------------------------------------------------------------------------------------------------------
Computer Software--4.3%
Actuate Corp. (1)                                                                                 8,400         360,150
-----------------------------------------------------------------------------------------------------------------------
Advanced Digital Information Corp. (1)                                                            4,300         209,088
-----------------------------------------------------------------------------------------------------------------------
Advent Software, Inc. (1)                                                                         3,650         235,197
-----------------------------------------------------------------------------------------------------------------------
Allaire Corp. (1)                                                                                 1,600         234,100
-----------------------------------------------------------------------------------------------------------------------
Bluestone Software, Inc. (1)                                                                      1,700         195,500
-----------------------------------------------------------------------------------------------------------------------
Brio Technology, Inc. (1)                                                                         2,300          96,600
-----------------------------------------------------------------------------------------------------------------------
Broadbase Software, Inc. (1)                                                                      1,600         180,000
-----------------------------------------------------------------------------------------------------------------------
Cysive, Inc. (1)                                                                                  2,700         194,569
-----------------------------------------------------------------------------------------------------------------------
Dendrite International, Inc. (1)                                                                 11,400         386,175
-----------------------------------------------------------------------------------------------------------------------
Exchange Applications, Inc. (1)                                                                   4,000         223,500
-----------------------------------------------------------------------------------------------------------------------
Great Plains Software, Inc. (1)                                                                   2,800         209,300
-----------------------------------------------------------------------------------------------------------------------
Logica plc                                                                                       16,000         412,793
-----------------------------------------------------------------------------------------------------------------------
Macromedia, Inc. (1)                                                                              2,800         204,750
-----------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp. (1)                                                                     2,600         280,638
-----------------------------------------------------------------------------------------------------------------------
Micromuse, Inc. (1)                                                                               1,600         272,000
-----------------------------------------------------------------------------------------------------------------------
PC-Tel, Inc. (1)                                                                                  3,000         157,500
-----------------------------------------------------------------------------------------------------------------------
Rare Medium Group, Inc. (1)                                                                       3,100         105,788
-----------------------------------------------------------------------------------------------------------------------
RAVISENT Technologies, Inc. (1)                                                                   3,400         130,688
-----------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. (1)                                                                                1,000          66,750
                                                                                                             ----------
                                                                                                              4,155,086


10                        LifeSpan Balanced Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                           Market Value
                                                                                                 Shares    Note 1
-----------------------------------------------------------------------------------------------------------------------
Communications Equipment--1.2%
Audiocodes Ltd.(1)                                                                                2,700      $  248,400
-----------------------------------------------------------------------------------------------------------------------
BISYS Group, Inc. (The)(1)                                                                          900          58,725
-----------------------------------------------------------------------------------------------------------------------
Ditech Communications Corp.(1)                                                                    1,500         140,250
-----------------------------------------------------------------------------------------------------------------------
Extreme Networks, Inc.(1)                                                                         2,000         167,000
-----------------------------------------------------------------------------------------------------------------------
Polycom, Inc.(1)                                                                                  3,400         216,538
-----------------------------------------------------------------------------------------------------------------------
Vodafone Group plc                                                                               70,000         346,888
                                                                                                             ----------
                                                                                                              1,177,801
-----------------------------------------------------------------------------------------------------------------------
Electronics--6.1%
ACT Manufacturing, Inc.(1)                                                                        4,200         157,500
-----------------------------------------------------------------------------------------------------------------------
Advanced Energy Industries, Inc.(1)                                                               4,400         216,700
-----------------------------------------------------------------------------------------------------------------------
ANADIGICS, Inc.(1)                                                                                4,900         231,219
-----------------------------------------------------------------------------------------------------------------------
Anaren Microwave, Inc.(1)                                                                         4,600         248,975
-----------------------------------------------------------------------------------------------------------------------
Bowthorpe plc                                                                                    18,000         316,380
-----------------------------------------------------------------------------------------------------------------------
Cognex Corp.(1)                                                                                   5,000         195,000
-----------------------------------------------------------------------------------------------------------------------
Credence Systems Corp.(1)                                                                         3,500         302,750
-----------------------------------------------------------------------------------------------------------------------
Cree, Inc.(1)                                                                                     4,300         367,113
-----------------------------------------------------------------------------------------------------------------------
CTS Corp.                                                                                         2,500         188,438
-----------------------------------------------------------------------------------------------------------------------
Cymer, Inc.(1)                                                                                    4,700         216,200
-----------------------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp.(1)                                                                    4,000         129,500
-----------------------------------------------------------------------------------------------------------------------
Dallas Semiconductor Corp.                                                                        1,500          96,656
-----------------------------------------------------------------------------------------------------------------------
DSP Group(1)                                                                                      3,400         316,200
-----------------------------------------------------------------------------------------------------------------------
Electrocomponents plc                                                                            20,000         221,485
-----------------------------------------------------------------------------------------------------------------------
Hoshiden Corp.                                                                                   10,000         641,690
-----------------------------------------------------------------------------------------------------------------------
Hoya Corp.                                                                                        4,000         314,976
-----------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                         900          74,081
-----------------------------------------------------------------------------------------------------------------------
MKS Instruments, Inc.(1)                                                                          3,800         137,275
-----------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.(1)                                                                   3,100         132,719
-----------------------------------------------------------------------------------------------------------------------
NVIDIA Corp.(1)                                                                                   4,200         197,138
-----------------------------------------------------------------------------------------------------------------------
RF Micro Devices, Inc.(1)                                                                         4,600         314,813
-----------------------------------------------------------------------------------------------------------------------
Sony Corp.                                                                                        1,400         414,947
-----------------------------------------------------------------------------------------------------------------------
Teradyne, Inc. (1)                                                                                2,600         171,600
-----------------------------------------------------------------------------------------------------------------------
TranSwitch Corp. (1)                                                                              3,500         253,969
                                                                                                             ----------
                                                                                                              5,857,324
-----------------------------------------------------------------------------------------------------------------------
Transportation--0.7%
-----------------------------------------------------------------------------------------------------------------------
Air Transportation--0.3%
AHL Services, Inc. (1)                                                                            5,800         121,075
-----------------------------------------------------------------------------------------------------------------------
Delta Air Lines, Inc.                                                                             1,000          49,813
-----------------------------------------------------------------------------------------------------------------------
Japan Airport Terminal Co. Ltd.                                                                  13,000         120,806
                                                                                                             ----------
                                                                                                                291,694
-----------------------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.4%
GATX Corp.                                                                                        8,600         290,250
-----------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                                               1,500          65,438
                                                                                                             ----------
                                                                                                                355,688


                          LifeSpan Balanced Portfolio                         11

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                           Market Value
                                                                                               Shares      Note 1
-----------------------------------------------------------------------------------------------------------------------
Utilities--3.2%
-----------------------------------------------------------------------------------------------------------------------
Electric Utilities--2.1%
Carolina Power & Light Co.                                                                        1,900     $    57,831
-----------------------------------------------------------------------------------------------------------------------
CLP Holdings Ltd.                                                                                30,000         138,162
-----------------------------------------------------------------------------------------------------------------------
Conectiv, Inc.                                                                                    7,600         127,775
-----------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                                 7,717         386,815
-----------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                   5,800         248,313
-----------------------------------------------------------------------------------------------------------------------
Kansas City Power & Light Co.                                                                     5,600         123,550
-----------------------------------------------------------------------------------------------------------------------
Montana Power Co.                                                                                 6,600         238,013
-----------------------------------------------------------------------------------------------------------------------
Peco Energy Co.                                                                                   3,100         107,725
-----------------------------------------------------------------------------------------------------------------------
Potomac Electric Power Co.                                                                        2,800          64,225
-----------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                             3,900         135,769
-----------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.                                                                              8,000         183,000
-----------------------------------------------------------------------------------------------------------------------
Texas Utilities Co.                                                                               3,500         124,469
-----------------------------------------------------------------------------------------------------------------------
Unicom Corp.                                                                                      1,600          53,600
-----------------------------------------------------------------------------------------------------------------------
Western Resources, Inc.                                                                           4,400          74,800
                                                                                                            -----------
                                                                                                              2,064,047
-----------------------------------------------------------------------------------------------------------------------
Gas Utilities--1.1%
El Paso Energy Corp.                                                                             13,800         535,613
-----------------------------------------------------------------------------------------------------------------------
Hong Kong & China Gas Co. Ltd.                                                                  108,000         147,964
-----------------------------------------------------------------------------------------------------------------------
National Fuel Gas Co.                                                                             4,400         204,600
-----------------------------------------------------------------------------------------------------------------------
NICOR, Inc.                                                                                       1,500          48,750
-----------------------------------------------------------------------------------------------------------------------
Questar Corp.                                                                                     8,200         123,000
                                                                                                            -----------
                                                                                                              1,059,927
                                                                                                            -----------
Total Common Stocks (Cost $42,300,110)                                                                       57,968,015

=======================================================================================================================
Preferred Stocks--0.1%
-----------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 10% Cum., Series D, Non-Vtg.(2) (Cost $100,000)                                   1,000          97,250

                                                                                               Units
=======================================================================================================================
Rights, Warrants and Certificates--0.0%
-----------------------------------------------------------------------------------------------------------------------
Abraxas Petroleum Corp. Wts., Exp. 11/1/04                                                        5,961             894
-----------------------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08(2)                                                             600           4,800
-----------------------------------------------------------------------------------------------------------------------
Primestar, Inc., Share APP Rts., Exp. 5/30/00(2)                                                    976           4,882
                                                                                                            -----------
Total Rights, Warrants and Certificates (Cost $894)                                                              10,576

                                                                                               Principal
                                                                                               Amount
=======================================================================================================================
Asset-Backed Securities--0.6%
-----------------------------------------------------------------------------------------------------------------------
Arcadia Automobile Receivables Trust, Automobile Receivables-Backed Nts.,
Series 1998-B, Cl. A3, 5.95%, 11/15/02                                                         $175,000         173,907
-----------------------------------------------------------------------------------------------------------------------
Dayton Hudson Credit Card Master Trust, Asset-Backed Certificates,
Series 1997-1, Cl. A, 6.25%, 8/25/05                                                            125,000         121,796
-----------------------------------------------------------------------------------------------------------------------
IROQUOIS Trust, Asset-Backed Amortizing Nts.,
Series 1997-2, Cl. A, 6.752%, 6/25/07(2)                                                        120,855         118,429
-----------------------------------------------------------------------------------------------------------------------
Olympic Automobile Receivables Trust, Automobile Receivables-Backed Nts.,
Series 1997-A, Cl. A-5, 6.80%, 2/15/05                                                          150,000         149,203
                                                                                                            -----------
Total Asset-Backed Securities (Cost $570,475)                                                                   563,335


12                        LifeSpan Balanced Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                             Principal     Market Value
                                                                                             Amount        Note 1
=======================================================================================================================
Mortgage-Backed Obligations--1.9%
-----------------------------------------------------------------------------------------------------------------------
Countrywide Funding Corp., Mtg. Pass-Through Certificates,
Series 1994-10, Cl. A3, 6%, 5/25/09                                                          $  350,000      $  341,250
-----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg.
Participation Certificates:
6%, 3/1/09                                                                                      125,351         120,805
Series 1843, Cl. VB, 7%, 4/15/03                                                                 50,000          50,000
Series 1849, Cl. VA, 6%, 12/15/10                                                                85,299          84,312
-----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 1542, Cl. QC, 10.90%, 10/15/20(4)                                                        882,452          85,210
Series 1583, Cl. IC, 11.374%-33.853%, 1/15/20(4)                                                587,000          49,344
Series 1661, Cl. PK, 19.792%-20.665%, 11/15/06(4)                                               366,274          10,988
-----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 12/1/03                                                                                      86,782          85,164
6.50%, 4/1/26                                                                                   138,138         131,016
7%, 4/1/00                                                                                       11,883          11,868
-----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Trust 1993-190, Cl. Z, 5.85%, 7/25/08              77,843          77,210
-----------------------------------------------------------------------------------------------------------------------
GE Capital Mortgage Services, Inc., Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Series 1994-7, Cl. A18, 6%, 2/25/09                                  248,607         219,162
-----------------------------------------------------------------------------------------------------------------------
IMC Home Equity Trust, Asset-Backed Home Equity Securities,
Series 1998-3, Cl. A5, 6.36%, 8/20/22(5)                                                        350,000         341,195
-----------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mtg. Asset-Backed Pass-Through Certificates,
Series 1999-QS12, Cl. M1, 7%, 9/25/14                                                           247,702         235,085
                                                                                                             ----------
Total Mortgage-Backed Obligations (Cost $1,892,593)                                                           1,842,609

=======================================================================================================================
U.S. Government Obligations--9.6%
-----------------------------------------------------------------------------------------------------------------------
Agency--2.2%
Federal Farm Credit Bank, Medium-Term Nts., 5.24%, 10/1/08                                      175,000         154,064
-----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.57%, 8/17/00                                                          350,000         348,358
-----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.125%, 2/13/04                                              1,750,000       1,645,280
                                                                                                             ----------
                                                                                                              2,147,702
-----------------------------------------------------------------------------------------------------------------------
Treasury--7.4%
U.S. Treasury Bonds:
6%, 2/15/26                                                                                     575,000         526,125
7.50%, 11/15/16                                                                               1,310,000       1,401,700
STRIPS, 5.67%, 11/15/18(6)                                                                    1,500,000         417,910
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
5.625%, 2/15/06                                                                                 500,000         478,594
5.625%, 5/15/08                                                                                 250,000         235,235
5.75%, 8/15/03                                                                                1,000,000         979,375
6.125%, 8/15/07                                                                                 350,000         341,250
6.50%, 8/15/05                                                                                  945,000         945,296
7.50%, 11/15/01                                                                               1,775,000       1,814,384
                                                                                                             ----------
                                                                                                              7,139,869
                                                                                                             ----------
Total U.S. Government Obligations (Cost $9,791,489)                                                           9,287,571


                          LifeSpan Balanced Portfolio                         13

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                            Principal    Market Value
                                                                                            Amount       Note 1
=================================================================================================================
Non-Convertible Corporate Bonds and Notes--17.5%
-----------------------------------------------------------------------------------------------------------------
Basic Materials--1.1%
-----------------------------------------------------------------------------------------------------------------
Chemicals--0.5%
Laroche Industries, Inc., 9.50% Sr. Sub. Nts., Series B, 9/15/07                            $125,000     $ 34,375
-----------------------------------------------------------------------------------------------------------------
PPG Industries, Inc., 9% Debs., 5/1/21                                                        50,000       56,001
-----------------------------------------------------------------------------------------------------------------
Rexene Corp., 11.75% Sr. Nts., 12/1/04                                                       125,000      131,250
-----------------------------------------------------------------------------------------------------------------
Rohm & Haas Co., 7.85% Unsec. Debs., 7/15/29                                                 125,000      125,988
-----------------------------------------------------------------------------------------------------------------
Sterling Chemicals Holdings, Inc., 0%/13.50% Sr. Disc. Nts., 8/15/08(7)                      125,000       32,187
-----------------------------------------------------------------------------------------------------------------
Texas Petrochemical Corp., 11.125% Sr. Sub. Nts., Series B, 7/1/06                           125,000      110,625
                                                                                                         --------
                                                                                                          490,426
-----------------------------------------------------------------------------------------------------------------
Metals--0.3%
Alcan Aluminum Ltd., 9.625% Debs., 7/15/19(2)                                                 15,000       15,150
-----------------------------------------------------------------------------------------------------------------
Algoma Steel, Inc., 12.375% First Mtg. Nts., 7/15/05                                         100,000       94,500
-----------------------------------------------------------------------------------------------------------------
Gulf States Steel, Inc. (Alabama), 13.50% First Mtg. Nts., Series B, 4/15/03(1)(10)          125,000       13,125
-----------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 10.75% Sr. Sub. Nts., 2/1/08                         100,000       84,500
-----------------------------------------------------------------------------------------------------------------
National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09                               50,000       51,750
-----------------------------------------------------------------------------------------------------------------
WCI Steel, Inc., 10% Sr. Nts., Series B, 12/1/04                                              75,000       76,500
                                                                                                         --------
                                                                                                          335,525
-----------------------------------------------------------------------------------------------------------------
Paper--0.3%
Ainsworth Lumber, Inc., 12.50% Sr. Nts., 7/15/07(8)                                          125,000      137,500
-----------------------------------------------------------------------------------------------------------------
Stone Container Corp., 9.875% Sr. Nts., 2/1/01                                               125,000      125,937
                                                                                                         --------
                                                                                                          263,437
-----------------------------------------------------------------------------------------------------------------
Capital Goods--2.5%
-----------------------------------------------------------------------------------------------------------------
Industrial Services--1.8%
Advance Holding Corp., 0%/12.875% Sr. Disc. Nts., 4/15/09(7)                                 100,000       53,000
-----------------------------------------------------------------------------------------------------------------
Advance Stores Co., Inc., 10.25% Sr. Unsec. Sub. Nts., Series B, 4/15/08                     125,000      109,375
-----------------------------------------------------------------------------------------------------------------
Applied Extrusion Technologies, Inc., 11.50% Sr. Nts., Series B, 4/1/02                       75,000       77,250
-----------------------------------------------------------------------------------------------------------------
Armco, Inc., 9% Sr. Unsec. Nts., 9/15/07                                                      50,000       50,812
-----------------------------------------------------------------------------------------------------------------
Coinstar, Inc., 13% Sr. Disc. Nts., 10/1/06                                                   50,000       50,312
-----------------------------------------------------------------------------------------------------------------
Employee Solutions, Inc., 10% Sr. Unsec. Nts., Series B, 10/15/04                            125,000       75,625
-----------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                                       50,000       45,625
-----------------------------------------------------------------------------------------------------------------
Jordan Telecommunication Products, Inc., 9.875% Sr. Nts., Series B, 8/1/07(2)                 50,000       54,250
-----------------------------------------------------------------------------------------------------------------
KSL Recreation Group, Inc., 10.25% Sr. Sub. Nts., 5/1/07(2)                                  100,000       98,500
-----------------------------------------------------------------------------------------------------------------
Logix Communications Enterprises, Inc., 12.25% Sr. Unsec. Nts., 6/15/08(2)                   100,000       72,500
-----------------------------------------------------------------------------------------------------------------
Maxim Group, Inc. (The), 9.25% Sr. Sub. Nts., Series B, 10/15/07(2)                           50,000       40,125
-----------------------------------------------------------------------------------------------------------------
Mrs. Fields Holding Co., Units (each unit consists of $1,000 principal amount of 0%/14%
sr. sec. disc. nts., 12/1/05 and warrants to purchase shares of common stock)(2)(7)(9)       150,000       84,750
-----------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 8.375% Sr. Unsec. Sub. Nts., Series B, 7/1/08                            125,000      120,625
-----------------------------------------------------------------------------------------------------------------
Production Resource Group LLC/PRG Finance Corp., 11.50% Sr. Unsec. Sub. Nts., 1/15/08         75,000       67,125
-----------------------------------------------------------------------------------------------------------------
Scotia Pacific Co. LLC, 6.55% Timber Collaterized Nts., Series B, Cl. A-1, 1/20/07           189,813      178,944
-----------------------------------------------------------------------------------------------------------------
Simonds Industries, Inc., 10.25% Sr. Unsec. Sub. Nts., 7/1/08                                125,000      100,625
-----------------------------------------------------------------------------------------------------------------
Sun Co., Inc., 7.95% Debs., 12/15/01                                                         125,000      126,215


14                        LifeSpan Balanced Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                            Principal    Market Value
                                                                                            Amount       Note 1
-------------------------------------------------------------------------------------------------------------------
Industrial Services (continued)
Thermadyne Holdings Corp., 0%/12.50% Sr. Disc. Debs., 6/1/08(7)                             $ 50,000     $   23,125
-------------------------------------------------------------------------------------------------------------------
Tyco International Group SA, 6.125% Unsec. Nts., 6/15/01                                     175,000        172,046
-------------------------------------------------------------------------------------------------------------------
USI American Holdings, Inc., 7.25% Sr. Nts., Series B, 12/1/06                               120,000        113,300
                                                                                                         ----------
                                                                                                          1,714,129
-------------------------------------------------------------------------------------------------------------------
Manufacturing--0.7%
Federal-Mogul Corp., 7.50% Nts., 7/1/04                                                      125,000        118,453
-------------------------------------------------------------------------------------------------------------------
Jordan Industries, Inc., 10.375% Sr. Nts., Series B, 8/1/07(2)                               125,000        125,625
-------------------------------------------------------------------------------------------------------------------
Portola Packaging, Inc., 10.75% Sr. Nts., 10/1/05                                            125,000        125,625
-------------------------------------------------------------------------------------------------------------------
Titan Wheel International, Inc., 8.75% Sr. Sub. Nts., 4/1/07                                 100,000         82,625
-------------------------------------------------------------------------------------------------------------------
U.S. Industries, Inc./USI American Holdings, Inc./USI Global Corp., 7.125%
Sr. Unsec. Nts., 10/15/03                                                                    225,000        219,090
                                                                                                         ----------
                                                                                                            671,418
-------------------------------------------------------------------------------------------------------------------
Communication Services--3.3%
-------------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--2.7%
AT&T Capital Corp., 6.25% Medium-Term Nts., Series F, 5/15/01                                175,000        173,220
-------------------------------------------------------------------------------------------------------------------
Coaxial Communications, Inc., 10% Sr. Unsec. Nts., 8/15/06                                   125,000        123,125
-------------------------------------------------------------------------------------------------------------------
Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc. Debs., 11/15/07(7)                        125,000        119,687
-------------------------------------------------------------------------------------------------------------------
Diamond Cable Communications plc, 0%/10.75% Sr. Disc. Nts., 2/15/07(7)                       125,000        103,125
-------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 0%/13% Sr. Disc. Nts., 11/1/05(7)                              100,000         53,625
-------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 11.25% Sr. Nts., 7/1/08                                         125,000        129,687
-------------------------------------------------------------------------------------------------------------------
Galaxy Telecom LP, 12.375% Sr. Sub. Nts., 10/1/05                                            100,000        106,500
-------------------------------------------------------------------------------------------------------------------
Global Crossing Holdings Ltd., 9.125% Sr. Nts., 11/15/06(3)                                   50,000         49,687
-------------------------------------------------------------------------------------------------------------------
Globix Corp., 13% Sr. Unsec. Nts., 5/1/05                                                    100,000        101,500
-------------------------------------------------------------------------------------------------------------------
GST USA, Inc., 0%/13.875% Gtd. Sr. Disc. Nts., 12/15/05(7)                                   125,000         93,125
-------------------------------------------------------------------------------------------------------------------
Hermes Europe Railtel BV, 10.375% Sr. Unsec. Nts., 1/15/09                                   125,000        124,062
-------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 0%/11.625% Sr. Disc. Nts., 3/15/07(7)                                    125,000         81,875
-------------------------------------------------------------------------------------------------------------------
International CableTel, Inc., 0%/11.50% Sr. Deferred Coupon Nts., Series B, 2/1/06(7)        200,000        182,000
-------------------------------------------------------------------------------------------------------------------
IXC Communications, Inc., 9% Sr. Sub. Nts., 4/15/08(2)                                        50,000         50,750
-------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 9.125% Sr. Unsec. Nts., 5/1/08                                 125,000        118,437
-------------------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc., 10% Sr. Nts., 12/15/09                                        50,000         51,500
-------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 11.50% Sr. Unsec. Nts., 11/1/08                                                100,000        105,000
-------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 0%/9.47% Sr. Disc. Nts., 10/15/07(7)               125,000        101,875
-------------------------------------------------------------------------------------------------------------------
RSL Communications plc, 9.125% Sr. Unsec. Nts., 3/1/08                                       100,000         88,000
-------------------------------------------------------------------------------------------------------------------
Telewest Communications plc:
0%/11% Sr. Disc. Debs., 10/1/07(7)                                                            75,000         70,313
9.625% Sr. Debs., 10/1/06                                                                     75,000         76,125
-------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07                                                     125,000        121,250
-------------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC, 9.75% Sr. Nts., 7/15/08                                              50,000         51,750
-------------------------------------------------------------------------------------------------------------------
US West Capital Funding, Inc., 6.125% Nts., 7/15/02                                          200,000        195,063
-------------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 0%/14% Sr. Disc. Nts., 10/15/05(7)                              50,000         48,750
-------------------------------------------------------------------------------------------------------------------
Worldwide Fiber, Inc., 12% Sr. Nts., 8/1/09(3)                                               100,000        103,500
                                                                                                         ----------
                                                                                                          2,623,531


                          LifeSpan Balanced Portfolio                         15

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                            Principal    Market Value
                                                                                            Amount       Note 1
-------------------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--0.6%
Clearnet Communications, Inc., 0%/14.75% Sr. Disc. Nts., 12/15/05(7)                        $ 50,000     $   49,313
-------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., 0%/14% Sr. Disc. Nts., Series B, 6/1/06(7)               125,000        110,938
-------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 9.75% Sr. Disc. Nts., 8/15/04                                   150,000        155,250
-------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                                100,000        102,750
-------------------------------------------------------------------------------------------------------------------
Sprint Spectrum LP/Sprint Spectrum Finance Corp., 11% Sr. Nts., 8/15/06                      100,000        110,564
-------------------------------------------------------------------------------------------------------------------
Western Wireless Corp., 10.50% Sr. Sub. Nts., 2/1/07                                          50,000         52,750
                                                                                                         ----------
                                                                                                            581,565
-------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--3.4%
-------------------------------------------------------------------------------------------------------------------
Autos & Housing--0.3%
Black & Decker Corp., 6.625% Nts., 11/15/00                                                   85,000         84,794
-------------------------------------------------------------------------------------------------------------------
Cambridge Industries, Inc., 10.25% Sr. Sub. Nts., Series B, 7/15/07                          125,000         49,063
-------------------------------------------------------------------------------------------------------------------
Collins & Aikman Floorcoverings, Inc., 10% Sr. Sub. Nts., Series B, 1/15/07                   50,000         49,250
-------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc., 10.125% Sr. Unsec. Sub. Nts., Series D, 6/15/07(2)                  125,000        118,125
                                                                                                         ----------
                                                                                                            301,232
-------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--2.0%
American Skiing Corp., 12% Sr. Sub. Nts., Series B, 7/15/06                                  100,000         91,750
-------------------------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc., 10.50% Sr. Sub. Nts., Series B, 8/1/04                               50,000         51,000
-------------------------------------------------------------------------------------------------------------------
Bally Total Fitness Holding Corp., 9.875% Sr. Unsec. Sub. Nts., Series D, 10/15/07           125,000        121,875
-------------------------------------------------------------------------------------------------------------------
Casino Magic of Louisiana Corp., 13% First Mtg. Nts., Series B, 8/15/03                      200,000        226,750
-------------------------------------------------------------------------------------------------------------------
Colorado Gaming & Entertainment Co., 12% Sr. Sec. Nts., 6/1/03                               125,000         88,125
-------------------------------------------------------------------------------------------------------------------
Florida Panthers Holdings, Inc., 9.875% Sr. Sub. Nts., 4/15/09                                50,000         48,750
-------------------------------------------------------------------------------------------------------------------
Hard Rock Hotel, Inc., 9.25% Sr. Sub. Nts., 4/1/05                                           100,000         71,500
-------------------------------------------------------------------------------------------------------------------
Harveys Casino Resorts, 10.625% Sr. Unsec. Sub. Nts., 6/1/06                                 100,000        103,750
-------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series A, 8/1/05                                      125,000        116,250
-------------------------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                                           50,000         50,000
-------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                                     100,000         98,500
-------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 8.75% Sr. Unsec. Nts., 4/15/09                                  100,000         92,500
-------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, 8.125% Sr. Nts., 1/1/06                                     125,000        121,875
-------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Unsec. Sub. Nts., 12/15/05                        100,000         96,250
-------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 8.50% Sr. Nts., 11/15/06                                     125,000        123,397
-------------------------------------------------------------------------------------------------------------------
Players International, Inc., 10.875% Sr. Nts., 4/15/05(2)                                    125,000        131,875
-------------------------------------------------------------------------------------------------------------------
Prime Hospitality Corp., 9.75% Sr. Sub. Nts., 4/1/07                                         125,000        124,375
-------------------------------------------------------------------------------------------------------------------
Santa Fe Hotel, Inc., 11% Gtd. First Mtg. Nts., 12/15/00                                     100,000         97,500
-------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 9.75% Sr. Sub. Nts., 4/15/07                                          125,000        126,250
                                                                                                         ----------
                                                                                                          1,982,272
-------------------------------------------------------------------------------------------------------------------
Media--0.4%
Hollinger International Publishing, Inc., 9.25% Gtd. Sr. Sub. Nts., 3/15/07                  125,000        124,375
-------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., 8.625% Sr. Sub. Nts., 9/15/07(2)                                      100,000         98,500
-------------------------------------------------------------------------------------------------------------------
MDC Communications Corp., 10.50% Sr. Sub. Nts., 12/1/06(2)                                   125,000        124,063
-------------------------------------------------------------------------------------------------------------------
TV Guide, Inc., 8.125% Sr. Unsec. Sub. Nts., 3/1/09                                           50,000         50,125
                                                                                                         ----------
                                                                                                            397,063

16                        LifeSpan Balanced Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                            Principal    Market Value
                                                                                            Amount       Note 1
-------------------------------------------------------------------------------------------------------------------
Retail: General--0.3%
Federated Department Stores, Inc., 6.125% Cv. Sub. Nts., 9/1/01(5)                          $200,000     $  195,995
-------------------------------------------------------------------------------------------------------------------
Price/Costco Cos., Inc., 7.125% Sr. Nts., 6/15/05                                             90,000         89,227
                                                                                                         ----------
                                                                                                            285,222
-------------------------------------------------------------------------------------------------------------------
Retail: Specialty--0.3%
K Mart Corp., 7.75% Debs., 10/1/12                                                           125,000        111,224
-------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                                           150,000        146,250
                                                                                                         ----------
                                                                                                            257,474
-------------------------------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.1%
William Carter Co., 10.375% Sr. Sub. Nts., Series A, 12/1/06                                 125,000        113,125
-------------------------------------------------------------------------------------------------------------------
Consumer Staples--2.5%
-------------------------------------------------------------------------------------------------------------------
Broadcasting--1.7%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09                                                                50,000         45,125
10.50% Sr. Unsec. Nts., Series B, 7/15/04                                                    125,000        130,313
-------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 8.875% Sr. Sub. Nts., Series B, 2/1/08                        125,000        120,625
-------------------------------------------------------------------------------------------------------------------
Century Communications Corp.:
9.75% Sr. Nts., 2/15/02                                                                      100,000        101,000
Zero Coupon Sr. Disc. Nts., Series B, 8.50%, 1/15/08(6)                                       50,000         22,188
-------------------------------------------------------------------------------------------------------------------
Charter Communication Holdings LLC/Charter Communication Holdings Capital Corp.:
0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11(7)                                                     50,000         29,563
8.625% Sr. Unsec. Nts., 4/1/09                                                               100,000         92,875
-------------------------------------------------------------------------------------------------------------------
Classic Cable, Inc., 9.375% Sr. Sub. Nts., Series B, 8/1/09                                  100,000         98,750
-------------------------------------------------------------------------------------------------------------------
Comcast Corp., 9.125% Sr. Sub. Debs., 10/15/06                                               125,000        130,469
-------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 9.875% Sr. Sub. Nts., 5/15/06                                             50,000         53,000
-------------------------------------------------------------------------------------------------------------------
Diva Systems Corp., 0%/12.625% Sr. Disc. Nts., Series B, 3/1/08(7)                           200,000         79,000
-------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09                                           125,000        126,250
-------------------------------------------------------------------------------------------------------------------
Falcon Holding Group LP, 0%/9.285% Sr. Disc. Debs., Series B, 4/15/10(7)                     175,000        131,906
-------------------------------------------------------------------------------------------------------------------
Interepublic National Radio Sales Corp., 10% Sr. Unsec. Sub. Nts., Series B, 7/1/08          125,000        120,313
-------------------------------------------------------------------------------------------------------------------
James Cable Partners LP, 10.75% Sr. Nts., Series B, 8/15/04                                  100,000        101,750
-------------------------------------------------------------------------------------------------------------------
RCN Corp., 0%/11.125% Sr. Unsec. Nts., 10/15/07(7)                                            50,000         35,375
-------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 10% Sr. Sub. Nts., 9/30/05                                   125,000        124,375
-------------------------------------------------------------------------------------------------------------------
United International Holdings, Inc., 0%/10.75% Sr. Disc. Nts., Series B, 2/15/08(7)          100,000         64,500
                                                                                                         ----------
                                                                                                          1,607,377
-------------------------------------------------------------------------------------------------------------------
Entertainment--0.1%
Tricon Global Restaurants, Inc., 7.45% Sr. Unsec. Nts., 5/15/05                              125,000        120,316
-------------------------------------------------------------------------------------------------------------------
Food--0.5%
AmeriServe Food Distribution, Inc., 8.875% Sr. Nts., 10/15/06                                125,000         69,375
-------------------------------------------------------------------------------------------------------------------
Dole Food Co., 6.75% Nts., 7/15/00                                                           115,000        114,327
-------------------------------------------------------------------------------------------------------------------
Eagle Family Foods, Inc., 8.75% Sr. Sub. Nts., 1/15/08                                        50,000         38,750
-------------------------------------------------------------------------------------------------------------------
Grand Metro Inventory Corp., 7.125% Nts., 9/15/04                                            175,000        174,315
-------------------------------------------------------------------------------------------------------------------
Premier International Foods plc, 12% Sr. Nts., 9/1/09(3)                                      50,000         49,250
                                                                                                         ----------
                                                                                                            446,017

                          LifeSpan Balanced Portfolio                         17

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                               Principal   Market Value
                                                                                               Amount      Note 1
-----------------------------------------------------------------------------------------------------------------------
Food & Drug Retailers--0.1%
Jitney-Jungle Stores of America, Inc., 10.375% Sr. Sub. Nts., 9/15/07(2)(10)                   $ 50,000      $      500
-----------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc., 9.625% Sr. Sub. Nts., 5/1/03                                              50,000          37,750
-----------------------------------------------------------------------------------------------------------------------
Stater Brothers Holdings, Inc., 10.75% Sr. Nts., 8/15/06                                        100,000         101,750
                                                                                                             ----------
                                                                                                                140,000
-----------------------------------------------------------------------------------------------------------------------
Household Goods--0.1%
Kimberly-Clark Corp., 7.875% Debs., 2/1/23                                                       50,000          49,136
-----------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 8.625% Sr. Unsec. Sub. Nts., 2/1/08                             125,000          63,125
                                                                                                             ----------
                                                                                                                112,261
-----------------------------------------------------------------------------------------------------------------------
Energy--0.7%
-----------------------------------------------------------------------------------------------------------------------
Energy Services--0.5%
Coastal Corp., 8.125% Sr. Nts., 9/15/02                                                          50,000          51,183
-----------------------------------------------------------------------------------------------------------------------
Crown Central Petroleum Corp., 10.875% Sr. Nts., 2/1/05                                          50,000          38,000
-----------------------------------------------------------------------------------------------------------------------
Gulf Canada Resources Ltd., 8.25% Sr. Nts., 3/15/17                                              75,000          65,474
-----------------------------------------------------------------------------------------------------------------------
Louisiana Land & Exploration Co., 7.65% Debs., 12/1/23                                           50,000          47,216
-----------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services ASA, 7.50% Nts., 3/31/07                                                 125,000         122,194
-----------------------------------------------------------------------------------------------------------------------
RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08                                                75,000          34,875
-----------------------------------------------------------------------------------------------------------------------
Southwest Royalties, Inc., 10.50% Sr. Nts., Series B, 10/15/04                                  125,000          70,625
-----------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.25% Sr. Unsec. Debs., 2/1/06                              50,000          46,507
                                                                                                             ----------
                                                                                                                476,074
-----------------------------------------------------------------------------------------------------------------------
Oil: Domestic--0.1%
Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09                                                    50,000          49,500
-----------------------------------------------------------------------------------------------------------------------
Norcen Energy Resources Ltd., 6.80% Debs., 7/2/02                                                50,000          48,613
                                                                                                             ----------
                                                                                                                 98,113
-----------------------------------------------------------------------------------------------------------------------
Oil: International--0.1%
Abraxas Petroleum Corp./Canadian Abraxas Petroleum Ltd., 11.50% Sr. Unsec. Nts., 11/1/04         70,000          64,050
-----------------------------------------------------------------------------------------------------------------------
Financial--2.2%
-----------------------------------------------------------------------------------------------------------------------
Banks--0.2%
Fleet Mtg./Norstar Group, Inc., 9.90% Sub. Nts., 6/15/01                                         85,000          88,241
-----------------------------------------------------------------------------------------------------------------------
Integra Financial Corp., 6.50% Sub. Nts., 4/15/00                                               105,000         105,022
-----------------------------------------------------------------------------------------------------------------------
Sovereign Bankcorp, 10.50% Sr. Unsec. Nts., 11/15/06                                             50,000          51,250
                                                                                                             ----------
                                                                                                                244,513
-----------------------------------------------------------------------------------------------------------------------
Diversified Financial--1.2%
American General Institutional Capital B, 8.125% Bonds, Series B, 3/15/46(3)                    125,000         125,171
-----------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp., 7.25% Nts., 12/1/03                                                 40,000          39,151
-----------------------------------------------------------------------------------------------------------------------
Conseco Financing Trust III, 8.796% Bonds, 4/1/27                                               100,000          90,816
-----------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 6.05% Medium-Term Nts., Series D, 3/1/01                          220,000         217,730
-----------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.77% Nts., Series A, 8/27/01                                   200,000         197,141
-----------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.625% Nts., 2/15/01                                           175,000         172,603
-----------------------------------------------------------------------------------------------------------------------
GS Escrow Corp., 6.75% Sr. Unsec. Nts., 8/1/01                                                  200,000         192,837
-----------------------------------------------------------------------------------------------------------------------
Olympic Financial Ltd., Units (each unit consists of $1,000 principal amount of 11.50%
sr. nts., 3/15/07 and one warrant to purchase 6.84 shares of common stock)(2)(9)                125,000         130,000
                                                                                                             ----------
                                                                                                              1,165,449

18                        LifeSpan Balanced Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                            Principal    Market Value
                                                                                            Amount       Note 1
--------------------------------------------------------------------------------------------------------------------
Insurance--0.3%
Aetna Industries, Inc., 11.875% Sr. Nts., 10/1/06                                           $100,000     $    97,625
--------------------------------------------------------------------------------------------------------------------
Conseco, Inc., 6.40% Nts., 6/15/01                                                           175,000         170,721
                                                                                                         -----------
                                                                                                             268,346
--------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts--0.5%
Chelsea GCA Realty Partner, Inc., 7.75% Unsec. Nts., 1/26/01                                 280,000         280,584
--------------------------------------------------------------------------------------------------------------------
First Industrial LP, 7.15% Bonds, 5/15/27                                                     60,000          58,864
--------------------------------------------------------------------------------------------------------------------
Simon DeBartolo Group LP, 6.625% Unsec. Nts., 6/15/03                                        175,000         167,087
                                                                                                         -----------
                                                                                                             506,535
--------------------------------------------------------------------------------------------------------------------
Healthcare--0.6%
--------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--0.6%
Columbia/HCA Healthcare Corp., 6.875% Nts., 7/15/01                                          145,000         141,186
--------------------------------------------------------------------------------------------------------------------
Dade International, Inc., 11.125% Sr. Sub. Nts., 5/1/06                                      100,000          98,000
--------------------------------------------------------------------------------------------------------------------
ICN Pharmaceutical, Inc., 8.75% Sr. Nts., 11/15/08(3)                                        125,000         120,000
--------------------------------------------------------------------------------------------------------------------
Paracelsus Healthcare Corp., 10% Sr. Unsec. Sub. Nts., 8/15/06                               100,000          55,500
--------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc., 8.875% Sr. Nts., 7/15/04                                              75,000          75,563
--------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 8% Sr. Nts., 1/15/05                                                  75,000          72,188
                                                                                                         -----------
                                                                                                             562,437
--------------------------------------------------------------------------------------------------------------------
Technology--0.1%
--------------------------------------------------------------------------------------------------------------------
Computer Services--0.1%
Fisher Scientific International, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/08                       100,000          96,375
--------------------------------------------------------------------------------------------------------------------
Transportation--0.4%
--------------------------------------------------------------------------------------------------------------------
Air Transportation--0.1%
Canadian Airlines Corp., 12.25% Sr. Nts., 8/1/06                                              75,000          40,875
--------------------------------------------------------------------------------------------------------------------
Trans World Airlines, Inc., 11.375% Unsec. Nts., 3/1/06                                      125,000          51,250
                                                                                                         -----------
                                                                                                              92,125
--------------------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.3%
CSX Corp., 7.05% Debs., 5/1/02                                                                70,000          69,676
--------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp., 7.35% Nts., 5/15/07                                                   75,000          73,428
--------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 7% Nts., 6/15/00                                                        105,000         105,338
                                                                                                         -----------
                                                                                                             248,442
--------------------------------------------------------------------------------------------------------------------
Utilities--0.7%
--------------------------------------------------------------------------------------------------------------------
Electric Utilities--0.1%
AES Corp. (The), 8% Sr. Nts., 12/31/08                                                       100,000          92,000
--------------------------------------------------------------------------------------------------------------------
Gas Utilities--0.6%
Northern Illinois Gas Co., 6.45% First Mtg. Bonds, 8/1/01                                    200,000         198,030
--------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                              125,000         118,155
--------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), 6.20% Nts., 8/1/02                                                225,000         219,540
                                                                                                         -----------
                                                                                                             535,725
                                                                                                         -----------
Total Non-Convertible Corporate Bonds and Notes (Cost $18,265,485)                                        16,892,574

                          LifeSpan Balanced Portfolio                         19

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                             Principal     Market Value
                                                                                             Amount        Note 1
=======================================================================================================================
Repurchase Agreements--9.4%
-----------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Zion First National Bank, 3%, dated 12/31/99, to be repurchased at $9,139,284 on 1/3/00, collateralized by U.S. Treasury Nts.,
7.25%, 8/15/04, with a value of $9,325,259 (Cost $9,137,000)                                 $9,137,000     $ 9,137,000
-----------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $82,058,046)                                                     99.1%     95,798,930
-----------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                     0.9         830,164
                                                                                             ----------     -----------

Net Assets                                                                                        100.0%    $96,629,094
                                                                                             ==========     ===========


1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $578,608 or 0.60% of the Fund's net assets as of December 31, 1999.
4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
5. Represents the current interest rate for a variable or increasing rate security.
6. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
8. Interest or dividend is paid-in-kind.
9. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.
10. Issuer is in default.

See accompanying Notes to Financial Statements.


20                        LifeSpan Balanced Portfolio

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  December 31, 1999
--------------------------------------------------------------------------------

=======================================================================================
Assets
Investments, at value (cost $82,058,046)--see accompanying statement        $95,798,930
---------------------------------------------------------------------------------------
Receivables and other assets:
Interest dividends and principal paydowns                                       641,313
Investments sold                                                                452,155
Other                                                                             2,773
                                                                            -----------
Total assets                                                                 96,895,171
=======================================================================================
Liabilities
Bank overdraft                                                                    5,382
---------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of capital stock redeemed                                                210,900
Investments purchased                                                            20,534
Shareholder reports                                                              15,202
Directors' compensation                                                           1,353
Transfer and shareholder servicing agent fees                                       185
Other                                                                            12,521
                                                                            -----------
Total liabilities                                                               266,077
=======================================================================================
Net Assets                                                                  $96,629,094
                                                                            ===========
=======================================================================================
Composition of Net Assets
---------------------------------------------------------------------------------------
Par value of shares of capital stock                                        $    66,979
---------------------------------------------------------------------------------------
Additional paid-in capital                                                   73,569,452
---------------------------------------------------------------------------------------
Undistributed net investment income                                           2,937,258
---------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions                                                 6,266,683
---------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                     13,788,722
                                                                            -----------
Net assets--applicable to 66,978,661 shares of capital stock outstanding    $96,629,094
                                                                            ===========
=======================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share          $1.44

See accompanying Notes to Financial Statements.

                          LifeSpan Balanced Portfolio                         21

--------------------------------------------------------------------------------
Statement of Operations For the Year Ended December 31, 1999
--------------------------------------------------------------------------------

========================================================================================
Investment Income
Interest                                                                     $ 2,919,491
----------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $14,978)                          711,600
                                                                             -----------
Total income                                                                   3,631,091
========================================================================================
Expenses
Management fees                                                                  736,934
----------------------------------------------------------------------------------------
Accounting service fees                                                           15,000
----------------------------------------------------------------------------------------
Custodian fees and expenses                                                        3,947
----------------------------------------------------------------------------------------
Directors' compensation                                                            3,918
----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                      2,119
----------------------------------------------------------------------------------------
Other                                                                             27,315
                                                                             -----------
Total expenses                                                                   789,233
Less expenses paid indirectly                                                     (3,216)
                                                                             -----------
Net expenses                                                                     786,017
========================================================================================
Net Investment Income                                                          2,845,074
========================================================================================
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments                                                                    7,378,289
Foreign currency transactions                                                    (59,198)
                                                                             -----------
Net realized gain                                                              7,319,091
----------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                                    3,779,741
Translation of assets and liabilities denominated in foreign currencies         (224,762)
                                                                             -----------
Net change                                                                     3,554,979
                                                                             -----------
Net realized and unrealized gain                                              10,874,070
========================================================================================
Net Increase in Net Assets Resulting from Operations                         $13,719,144
                                                                             ===========

See accompanying Notes to Financial Statements.


22                            LifeSpan Balanced Portfolio

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                    Year Ended December 31,
                                                                                    1999             1998
================================================================================================================
Operations
Net investment income                                                               $ 2,845,074      $ 2,627,566
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                              7,319,091         (948,884)
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                                 3,554,979        2,762,286
                                                                                    -----------      -----------
Net increase in net assets resulting from operations                                 13,719,144        4,440,968
================================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                                                 (2,600,510)      (1,965,841)
----------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                         --       (2,467,048)
================================================================================================================
Capital Stock Transactions
Net increase (decrease) in net assets resulting from capital stock transactions        (362,950)      17,172,548
================================================================================================================
Net Assets
Total increase                                                                       10,755,684       17,180,627
----------------------------------------------------------------------------------------------------------------
Beginning of period                                                                  85,873,410       68,692,783
                                                                                    -----------      -----------
End of period (including undistributed net investment
income of $2,937,258 and $2,595,467, respectively)                                  $96,629,094      $85,873,410
                                                                                    ===========      ===========

See accompanying Notes to Financial Statements.


                          LifeSpan Balanced Portfolio                         23

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


                                                           Year Ended December 31,
                                                           1999           1998           1997           1996(1)        1995(2)
==============================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                         $1.28          $1.28          $1.18          $1.05          $1.00
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                          .04            .04            .04            .03            .01
Net realized and unrealized gain                               .16            .04            .10            .11            .05
------------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                        .20            .08            .14            .14            .06
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.04)          (.04)          (.03)          (.01)          (.01)
Distributions from net realized gain                            --           (.04)          (.01)            --             --
------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders          (.04)          (.08)          (.04)          (.01)          (.01)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $1.44          $1.28          $1.28          $1.18          $1.05
                                                             =====          =====          =====          =====          =====
==============================================================================================================================
Total Return, at Net Asset Value(3)                          16.11%          6.17%         12.20%         13.38%          6.08%
==============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                   $96,629        $85,873        $68,693        $51,336        $35,467
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $86,728        $76,384        $59,388        $41,847        $33,925(4)
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: (5)
Net investment income                                         3.28%          3.44%          3.44%          3.34%          3.08%
Expenses                                                      0.91%          0.93%(6)       0.97%(6)       1.17%(6)       1.50%(6)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                                      73%            58%            57%            70%            40%

1. On March 1, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. For the period from September 1, 1995 (commencement of operations) to December 31, 1995.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
4. This information is not covered by the auditors' opinion.
5. Annualized for periods less than one full year.
6. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1999 were $58,110,807 and $57,401,150, respectively.

See accompanying Notes to Financial Statements.


24                        LifeSpan Balanced Portfolio

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------


================================================================================
1. Significant Accounting Policies
LifeSpan Balanced Portfolio (the Fund) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek a blend of capital appreciation and income by investing in a strategically allocated portfolio of stocks and bonds, with a slightly stronger emphasis on stocks. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Fund are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.
--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 1999, securities with an aggregate market value of $13,625, representing 0.01% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.


                          LifeSpan Balanced Portfolio                         25

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. Significant Accounting Policies  (continued)
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
         The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 1999, amounts have been reclassified to reflect an increase in undistributed net investment income of $97,227. Accumulated net realized gain on investments was decreased by the same amount.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Capital Stock
The Fund has authorized 250 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                                       Year Ended December 31, 1999              Year Ended December 31, 1998
                                                       --------------------------------          -------------------------------
                                                       Shares               Amount               Shares             Amount
--------------------------------------------------------------------------------------------------------------------------------
Sold                                                    5,787,975           $ 7,373,964          14,229,457          $17,733,908
Dividends and/or distributions reinvested               2,131,566             2,600,510           3,436,348            4,432,889
Redeemed                                               (8,095,447)          (10,337,424)         (4,001,987)          (4,994,249)
                                                       ----------           -----------          ----------          -----------
Net increase (decrease)                                  (175,906)          $  (362,950)         13,663,818          $17,172,548
                                                       ==========           ===========          ==========          ===========

================================================================================
3. Unrealized Gains and Losses on Securities
As of December 31, 1999, net unrealized appreciation on securities of $13,740,884 was composed of gross appreciation of $18,486,337, and gross depreciation of $4,745,453.


26                        LifeSpan Balanced Portfolio

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------


================================================================================
4. Management Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. The annual fees are 0.85% of the Fund's first $250 million of average daily net assets and 0.75% of average daily net assets over $250 million. The Fund's management fee for the year ended December 31, 1999, was 0.85% of average annual net assets.
--------------------------------------------------------------------------------
Accounting Fees. The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost.

================================================================================
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
         The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
         The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
         Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

================================================================================
6. Illiquid or Restricted Securities
As of December 31, 1999, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 1999, was $1,370,074, which represents 1.42% of the Fund's net assets.


                          LifeSpan Balanced Portfolio                         27

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------


================================================================================
To the Board of Directors and Shareholders of LifeSpan Balanced Portfolio:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of LifeSpan Balanced Portfolio (which is a series of Panorama Series Fund, Inc.) as of December 31, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1999 and 1998 and the financial highlights for the period January 1, 1996 to December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period September 1, 1995, to December 31, 1995, were audited by other auditors whose report dated February 15, 1996, expressed an unqualified opinion on this information.
         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers; where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
         In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of LifeSpan Balanced Portfolio as of December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Denver, Colorado
January 24, 2000


28                        LifeSpan Balanced Portfolio

--------------------------------------------------------------------------------
Federal Income Tax Information  (Unaudited)
--------------------------------------------------------------------------------


================================================================================
In early 2000 shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 1999. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
         Dividends paid by the Fund during the fiscal year ended December 31, 1999 which are not designated as capital gain distributions should be multiplied by 7.90% to arrive at the net amount eligible for the corporate dividend-received deduction.
         The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                          LifeSpan Balanced Portfolio                         29

--------------------------------------------------------------------------------
LifeSpan Balanced Portfolio
--------------------------------------------------------------------------------

A Series of Panorama Series Fund, Inc.

=====================================================================================
Officers and Directors                James C. Swain, Director and Chairman of the Board
                                      Bridget A. Macaskill, President
                                      William H. Armstrong, Director
                                      Robert G. Avis, Director
                                      William A. Baker, Director
                                      Jon S. Fossel, Director
                                      Sam Freedman, Director
                                      Raymond J. Kalinowski, Director
                                      C. Howard Kast, Director
                                      Robert M. Kirchner, Director
                                      Ned M. Steel, Director
                                      Peter M. Antos, Vice President
                                      George Evans, Vice President
                                      Alan Gilston, Vice President
                                      John Kowalski, Vice President
                                      Stephen F. Libera, Vice President
                                      David P. Negri, Vice President
                                      Thomas P. Reedy, Vice President
                                      Michael C. Strathearn, Vice President
                                      Kenneth B. White, Vice President
                                      Arthur J. Zimmer, Vice President
                                      Andrew J. Donohue, Vice President and Secretary
                                      Brian W. Wixted, Treasurer
                                      Robert G. Zack, Assistant Secretary
                                      Robert J. Bishop, Assistant Treasurer
                                      Scott T. Farrar, Assistant Treasurer

=====================================================================================
Investment Advisor                    OppenheimerFunds, Inc.

=====================================================================================
Transfer Agent                        OppenheimerFunds Services

=====================================================================================
Custodian of Portfolio Securities     The Bank of New York

=====================================================================================
Independent Auditors                  Deloitte & Touche LLP

=====================================================================================
Legal Counsel                         Myer, Swanson, Adams & Wolf, P.C.

                                      This is a copy of a report to shareholders of
                                      LifeSpan Balanced Portfolio. This report must
                                      be preceded or accompanied by a Prospectus of
                                      LifeSpan Balanced Portfolio. For material
                                      information concerning the Fund, see the
                                      Prospectus.

                                      Shares of Oppenheimer funds are not deposits or
                                      obligations of any bank, are not guaranteed by
                                      any bank, are not insured by the FDIC or any
                                      other agency, and involve investment risks,
                                      including the possible loss of the principal
                                      amount invested.


30                           LifeSpan Balanced Portfolio